Convertible Preferred Stock (Predecessor) - Convertible Preferred Stock Warrants (Details)	Dec. 31, 2016 $ / shares shares
Convertible Preferred Stock (Predecessor)
Warrants to purchase shares of Company's Series B convertible preferred stock | shares	342,011
Exercise price | $ / shares	$ 7.3097